Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization [Abstract]
Organization

1. Organization

Q Therapeutics, Inc. (Q Therapeutics) conducts its operations through its wholly owned subsidiary, Q Therapeutic Products, Inc. (Q Products), and its wholly owned subsidiary, NeuroQ Research, Inc. (collectively, the Company). Q Therapeutics is a Salt Lake City, Utah-based biopharmaceutical company that is developing human cell-based therapies intended to treat degenerative diseases of the brain and spinal cord, the primary components of the central nervous system (CNS). Q Products was incorporated in the state of Delaware on March 28, 2002, and merged with Q Acquisition, Inc., a Delaware corporation and a wholly owned subsidiary of Grace 2, Inc., on October 13, 2011. Grace 2, Inc. was incorporated on October 27, 2005. On November 2, 2011, Grace 2 changed its name to Q Holdings, Inc., and on December 10, 2012, it changed its name to Q Therapeutics, Inc.

These potential therapies are based on our technology developed by Q Products’ co-founder Mahendra Rao, M.D., Ph.D., a leader in glial stem cell biology, during his tenure at the University of Utah and as Head of the Stem Cell Section in the Laboratory of Neuroscience at the National Institutes of Health (NIH). Dr. Rao was one of the first scientists to identify and seek patent coverage on stem cells and their progeny cells found in the CNS. After licensing Dr. Rao’s technology from the University of Utah and NIH, Q Products commenced operations in the spring of 2004 to develop cell-based therapeutic products that can be sold as “off-the-shelf” pharmaceuticals.

1. Organization

Q Therapeutics, Inc. (Q Therapeutics) conducts its operations through its wholly owned subsidiary, Q Therapeutic Products, Inc. (Q Products), and its wholly owned subsidiary NeuroQ Research, Inc. (collectively, the Company.) Q Therapeutics is a Salt Lake City, Utah-based biopharmaceutical company that is developing human cell-based therapies intended to treat degenerative diseases of the brain and spinal cord, the primary components of the central nervous system (CNS). Q Products was incorporated in the state of Delaware on March 28, 2002 and merged with Q Acquisition, Inc., a Delaware corporation and a wholly owned subsidiary of Grace 2, Inc., on October 13, 2011. Grace 2 was incorporated on October 27, 2005. On November 2, 2011, Grace 2 changed its name to Q Holdings, Inc. and on December 10, 2012, it changed its name to Q Therapeutics, Inc.

The technology upon which these potential therapies is based was developed by Q Therapeutics’ co-founder Mahendra Rao, M.D., Ph.D., a leader in glial stem cell biology, during his tenure at the University of Utah and as Head of the Stem Cell Section in the Laboratory of Neuroscience at the National Institutes of Health (NIH) Institute of Aging. Dr. Rao was one of the first scientists to identify and seek patent coverage on stem cells and their progeny cells found in the CNS. After licensing Dr. Rao’s technology from the University of Utah and NIH, Q Therapeutics commenced operations in the spring of 2004 to develop cell-based therapeutics that can be sold as “off-the-shelf” pharmaceuticals.